Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
INVESTMENT INCOME
Interest income (MSSB & MS&Co.)	$ 31,131		$ 94,057		$ 110,792
EXPENSES
Brokerage fees (MS&Co.)	4,603,077		5,305,620		6,399,137
Management fees	1,251,170		1,768,540		2,133,046
Incentive fees	0		0		117,188
Total Expenses	5,854,247		7,074,160		8,649,371
NET INVESTMENT LOSS	(5,823,116)		(6,980,103)		(8,538,579)
Trading profit (loss):
Net Realized	8,058,605		12,177,274		(3,514,634)
Net change in unrealized	(966,104)		1,973,180		(1,931,344)
Proceeds from Litigation	0		40,150		0
Total Trading Results	7,092,501		14,190,604		(5,445,978)
NET INCOME (LOSS)	1,269,385		7,210,501		(13,984,557)
Net Income (Loss) Allocation
Limited Partners	1,254,790		7,136,913		(13,844,272)
General Partner	14,595		73,588		(140,285)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 0.20	[1]	$ 0.98	[1]	$ (1.58)	[1]
General Partner (in dollars per unit)	$ 0.20	[1]	$ 0.98	[1]	$ (1.58)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	6,123,882.782		7,530,886.296		8,808,175.647
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
INVESTMENT INCOME
Interest income (MSSB & MS&Co.)	25,512		75,972		99,203
EXPENSES
Brokerage fees (MS&Co.)	4,290,866		4,979,646		6,967,194
Management fees	1,430,289		2,199,344		3,077,177
Total Expenses	5,721,155		7,178,990		10,044,371
NET INVESTMENT LOSS	(5,695,643)		(7,103,018)		(9,945,168)
Trading profit (loss):
Net Realized	320,492		9,247,401		(596,625)
Net change in unrealized	(41,455)		3,577,552		(1,950,734)
Proceeds from Litigation	80		6,177		0
Total Trading Results	279,117		12,831,130		(2,547,359)
NET INCOME (LOSS)	(5,416,526)		5,728,112		(12,492,527)
Net Income (Loss) Allocation
Limited Partners	(5,354,560)		5,668,654		(12,365,225)
General Partner	(61,966)		59,458		(127,302)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ (0.82)	[1]	$ 0.80	[1]	$ (1.09)	[1]
General Partner (in dollars per unit)	$ (0.82)	[1]	$ 0.80	[1]	$ (1.09)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	6,933,482.137		8,728,567.186		11,287,724.872
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
INVESTMENT INCOME
Interest income (MSSB & MS&Co.)	26,173		101,524		135,912
EXPENSES
Brokerage fees (MS&Co.)	6,089,854		6,542,580		8,101,403
Management fees	2,029,951		2,180,861		2,700,468
Incentive fees	0		0		114,911
Total Expenses	8,119,805		8,723,441		10,916,782
NET INVESTMENT LOSS	(8,093,632)		(8,621,917)		(10,780,870)
Trading profit (loss):
Net Realized	12,254,509		13,688,766		(6,921,660)
Net change in unrealized	(3,090,961)		5,827,245		(7,270,693)
Proceeds from Litigation	0		40,052		0
Total Trading Results	9,163,548		19,556,063		(14,192,353)
NET INCOME (LOSS)	1,069,916		10,934,146		(24,973,223)
Net Income (Loss) Allocation
Limited Partners	1,057,020		10,821,260		(24,719,262)
General Partner	$ 12,896		$ 112,886		$ (253,961)
Net Income (Loss) Per Unit
Limited Partners (in dollars per unit)	$ 0.23	[1]	$ 1.99	[1]	$ (3.76)	[1]
General Partner (in dollars per unit)	$ 0.23	[1]	$ 1.99	[1]	$ (3.76)	[1]
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING (in units)	4,895,765.651		5,695,372.532		6,614,438.867

[1]	Based on change in net asset value per unit.